Expense Example - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2025 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom Blend 2025 Fund - Class Z
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	443
Fidelity Advisor Freedom Blend 2025 Fund - Class C
Expense Example:
1 year	248
3 years	459
5 years	792
10 years	1,531
Fidelity Advisor Freedom Blend 2025 Fund - Class M
Expense Example:
1 year	444
3 years	642
5 years	857
10 years	1,476
Fidelity Advisor Freedom Blend 2025 Fund - Class A
Expense Example:
1 year	642
3 years	786
5 years	942
10 years	1,395
Fidelity Advisor Freedom Blend 2025 Fund - Class I
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	$ 567